Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Company's commitments
Operating leases, Total	$ 381
Operating leases, 2012	111
Operating leases, 2013	63
Operating leases, 2014	41
Operating leases, 2015	36
Operating leases, 2016	32
Operating leases, Thereafter	98
Other obligations, Total	452
Other obligations, 2012	223
Other obligations, 2013	81
Other obligations, 2014	47
Other obligations, 2015	30
Other obligations, 2016	26
Other obligations, Thereafter	45
Company's commitments, Total	1,310
Company's commitments, 2012	766
Company's commitments, 2013	176
Company's commitments, 2014	97
Company's commitments, 2015	69
Company's commitments, 2016	58
Company's commitments, Thereafter	144
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	477
Purchase obligations, 2011	432
Purchase obligations, 2012	32
Purchase obligations, 2013	9
Purchase obligations, 2014	3
Purchase obligations, 2015	0
Purchase obligations, Thereafter	1
Commitments (Textual) [Abstract]
Operating lease expenses	135	135	174
Equipment purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	208
Purchase obligations, 2011	208
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Foundry purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	119
Purchase obligations, 2011	119
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Software, technology licenses and design [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	150
Purchase obligations, 2011	105
Purchase obligations, 2012	32
Purchase obligations, 2013	9
Purchase obligations, 2014	3
Purchase obligations, 2015	0
Purchase obligations, Thereafter	$ 1